Restatement of statements of cash flows (Tables)	12 Months Ended
Jun. 30, 2024
Accounting policies, changes in accounting estimates and errors [Abstract]
Schedule Of Restated Amounts
The effects of the restatement on the affected financial statement line items are as follows:
Adjustments to the consolidated statements of cash flows for the year ended 30 June 2024 - restatement

	Year Ended June 30, 2024
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	183,586	(183,586)	—
Net cash from/(used in) operating activities	52,716	(183,586)	(130,870)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	183,586	183,586
Net cash from/(used in) investing activities	(498,466)	183,586	(314,880)

Adjustments to the consolidated statements of cash flows for the year ended 30 June 2023 - restatement

	Year Ended June 30, 2023
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	78,423	(78,423)	—
Net cash from/(used in) operating activities	6,045	(78,423)	(72,378)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	78,423	78,423
Net cash from/(used in) investing activities	(71,467)	78,423	6,956

Adjustments to the consolidated statements of cash flows for the year ended 30 June 2022 - restatement

	Year Ended June 30, 2022
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	59,037	(59,037)	—
Net cash from/(used in) operating activities	21,557	(59,037)	(37,480)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	59,037	59,037
Net cash from/(used in) investing activities	(318,115)	59,037	(259,078)